Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 10.5%
Automobile Components 0.6%
Fox Factory Holding Corp.*	50,481	1,528,060
Diversified Consumer Services 3.6%
Stride, Inc.*	95,212	9,895,383
Hotels, Restaurants & Leisure 0.9%
Hilton Grand Vacations, Inc.*	61,520	2,396,204
Household Durables 2.6%
Helen of Troy Ltd.*	16,016	958,238
LGI Homes, Inc.*	16,438	1,469,557
TopBuild Corp.*	14,727	4,585,104
		7,012,899
Leisure Products 1.2%
YETI Holdings, Inc.*	85,422	3,289,601
Specialty Retail 1.6%
Burlington Stores, Inc.*	6,261	1,784,761
Camping World Holdings, Inc. “A”	125,168	2,638,541
		4,423,302
Consumer Staples 4.6%
Consumer Staples Distribution & Retail 3.0%
Casey's General Stores, Inc.	20,294	8,041,092
Household Products 1.6%
Church & Dwight Co., Inc.	32,867	3,441,503
Spectrum Brands Holdings, Inc.	12,226	1,032,975
		4,474,478
Energy 4.0%
Energy Equipment & Services 0.4%
Liberty Energy, Inc.	52,561	1,045,438
Oil, Gas & Consumable Fuels 3.6%
Crescent Energy Co. “A” (a)	98,107	1,433,343
Expand Energy Corp.	20,632	2,053,916
Kosmos Energy Ltd.*	309,000	1,056,780
Matador Resources Co.	55,500	3,122,430
Ovintiv, Inc.	52,500	2,126,250
		9,792,719

Financials 8.5%
Banks 2.4%
Live Oak Bancshares, Inc.	54,736	2,164,809
Synovus Financial Corp.	50,875	2,606,326
The Bancorp, Inc.*	33,579	1,767,263
		6,538,398
Capital Markets 3.7%
Affiliated Managers Group, Inc.	15,215	2,813,558
Moelis & Co. “A”	83,995	6,205,551
Raymond James Financial, Inc.	7,065	1,097,406
		10,116,515
Financial Services 0.5%
WEX, Inc.*	7,244	1,270,018
Insurance 1.9%
Kinsale Capital Group, Inc.	11,200	5,209,456
Health Care 22.2%
Biotechnology 8.4%
Apellis Pharmaceuticals, Inc.*	26,776	854,422
Arrowhead Pharmaceuticals, Inc.*	25,124	472,331
Biohaven Ltd.*	40,043	1,495,606
Blueprint Medicines Corp.*	26,434	2,305,573
Catalyst Pharmaceuticals, Inc.*	42,200	880,714
Celldex Therapeutics, Inc.*	54,500	1,377,215
Halozyme Therapeutics, Inc.*	33,100	1,582,511
Insmed, Inc.*	47,340	3,268,354
Kiniksa Pharmaceuticals International PLC*	52,406	1,036,591
Neurocrine Biosciences, Inc.*	23,378	3,191,097
Travere Therapeutics, Inc.*	79,887	1,391,631
Ultragenyx Pharmaceutical, Inc.*	24,052	1,011,868
Vaxcyte, Inc.*	30,900	2,529,474
Vera Therapeutics, Inc.*	30,400	1,285,616
		22,683,003
Health Care Equipment & Supplies 3.7%
Alphatec Holdings, Inc.*	50,668	465,132
Ceribell, Inc.* (a)	53,808	1,392,551
Globus Medical, Inc. “A”*	20,338	1,682,156
Haemonetics Corp.*	13,754	1,073,913
Inari Medical, Inc.*	15,300	781,065
Lantheus Holdings, Inc.*	17,200	1,538,712
Masimo Corp.*	2,164	357,709
Merit Medical Systems, Inc.*	28,100	2,717,832
		10,009,070
Health Care Providers & Services 7.9%
AMN Healthcare Services, Inc.*	49,770	1,190,498
HealthEquity, Inc.*	38,037	3,649,650
ModivCare, Inc.*	17,978	212,860
Molina Healthcare, Inc.*	12,660	3,684,693
Option Care Health, Inc.*	116,897	2,712,010
Privia Health Group, Inc.*	53,100	1,038,105
RadNet, Inc.*	127,576	8,909,908
		21,397,724
Life Sciences Tools & Services 0.1%
OmniAb, Inc.* (a)	93,870	332,300

Pharmaceuticals 2.1%
Arvinas, Inc.*	16,500	316,305
EyePoint Pharmaceuticals, Inc.*	31,800	236,910
Intra-Cellular Therapies, Inc.*	37,800	3,157,056
Ligand Pharmaceuticals, Inc.*	19,157	2,052,673
		5,762,944
Industrials 18.8%
Aerospace & Defense 1.9%
Ducommun, Inc.*	82,433	5,247,685
Building Products 2.6%
Builders FirstSource, Inc.*	49,677	7,100,333
Commercial Services & Supplies 4.7%
MSA Safety, Inc.	17,173	2,846,768
Tetra Tech, Inc.	90,695	3,613,289
The Brink's Co.	66,738	6,191,284
		12,651,341
Electrical Equipment 0.6%
Thermon Group Holdings, Inc.*	51,271	1,475,067
Machinery 1.0%
Chart Industries, Inc.*	14,100	2,690,844
Professional Services 3.4%
Kforce, Inc.	63,149	3,580,548
Maximus, Inc.	74,339	5,549,407
		9,129,955
Trading Companies & Distributors 4.6%
H&E Equipment Services, Inc.	82,334	4,031,072
Rush Enterprises, Inc. “A”	138,339	7,579,594
Titan Machinery, Inc.*	64,268	908,107
		12,518,773
Information Technology 21.4%
Communications Equipment 0.8%
Calix, Inc.*	60,697	2,116,505
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries, Inc.	42,567	4,922,022
Fabrinet*	8,700	1,912,956
		6,834,978
Semiconductors & Semiconductor Equipment 6.7%
FormFactor, Inc.*	49,487	2,177,428
Impinj, Inc.*	15,908	2,310,796
Power Integrations, Inc.	36,913	2,277,532
Semtech Corp.*	54,007	3,340,333
SiTime Corp.*	26,313	5,644,928
Ultra Clean Holdings, Inc.*	67,108	2,412,533
		18,163,550
Software 11.4%
Agilysys, Inc.*	76,085	10,021,155
Aspen Technology, Inc.*	3,075	767,612

Clearwater Analytics Holdings, Inc. “A”*	45,800	1,260,416
Five9, Inc.*	14,531	590,540
SPS Commerce, Inc.*	24,940	4,588,711
Tenable Holdings, Inc.*	74,926	2,950,586
Tyler Technologies, Inc.*	3,052	1,759,905
Varonis Systems, Inc.*	146,198	6,495,577
Workiva, Inc.*	21,160	2,317,020
		30,751,522
Materials 3.4%
Construction Materials 2.2%
Eagle Materials, Inc.	23,752	5,861,043
Metals & Mining 1.2%
Arch Resources, Inc.	12,100	1,708,762
Cleveland-Cliffs, Inc.*	160,880	1,512,272
		3,221,034
Real Estate 2.7%
Diversified REITs 1.2%
Essential Properties Realty Trust, Inc.	104,141	3,257,530
Industrial REITs 0.7%
EastGroup Properties, Inc.	12,220	1,961,188
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	77,435	2,101,586
Utilities 0.5%
Water Utilities
American States Water Co.	17,400	1,352,328
Total Common Stocks (Cost $161,677,302)		261,653,866

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,265	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,265	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e) (Cost $2,696,250)	2,696,250	2,696,250

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (d) (Cost $9,645,956)	9,645,956	9,645,956

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $174,019,508)	101.2	273,996,072
Other Assets and Liabilities, Net	(1.2)	(3,288,023)
Net Assets	100.0	270,708,049

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e)
46,800	2,649,450 (f)	—	—	—	7,765	—	2,696,250	2,696,250
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (d)
11,309,621	8,352,577	10,016,242	—	—	124,523	—	9,645,956	9,645,956
11,356,421	11,002,027	10,016,242	—	—	132,288	—	12,342,206	12,342,206

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $2,646,771, which is 1.0% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$261,653,866	$—	$—	$261,653,866
Other Investments	—	—	0	0
Short-Term Investments (a)	12,342,206	—	—	12,342,206
Total	$273,996,072	$—	$0	$273,996,072

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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